Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Reclassification, Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Reclassification, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Reclassification, Adjustment	Accumulated Other Comprehensive Income (Loss), Derivative Qualifying as Hedge, Excluded Component, Including Portion Attributable to Noncontrolling Interest	Retained Earnings	Retained Earnings Previously Reported	Redeemable Convertible Preferred Stock Previously Reported	Redeemable Convertible Preferred Stock Revision of Prior Period, Reclassification, Adjustment
Balance at the beginning at Dec. 31, 2019	$ 29,386	$ (53,825)	$ 83,211	$ 1	$ 1		$ 84,670	$ 1,459	$ 83,211		$ (55,285)	$ (55,285)
Temporary equity, Balance at the beginning at Dec. 31, 2019													$ 83,211	$ (83,211)
Temporary equity, Balance at the beginning (in shares) at Dec. 31, 2019													66,718,509	(66,718,509)
Balance at the beginning (in shares) at Dec. 31, 2019				13,155,487	8,178,290	4,977,197
Issuance costs of series C redeemable convertible preferred stock	49,886			$ 1			49,885
Issuance of Series C redeemable convertible preferred stock, net of issuance costs, shares				5,018,525
Exercises of stock options	167						167
Exercises of stock options, shares				71,568
Reclassification to liability for early exercised stock options	(150)						(150)
Vesting of early exercised stock options	85						85
Repurchase of early exercised stock options, shares				(1,393)
Restricted stock granted, shares				17,564
Restricted stock forfeited, shares				(5,123)
Stock-based compensation expense	635						635
Net loss	(32,716)										(32,716)
Balance at the end at Dec. 31, 2020	$ 47,293			$ 2			135,292			$ 0	(88,001)
Balance at the end (in shares) at Dec. 31, 2020				18,256,628
Issuance of Series C redeemable convertible preferred stock, net of issuance costs, shares	12,020,000			12,020,000
Issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs and warrant liabilities	$ 114,465			$ 2			114,463
Issuance of common stock upon Business Combination and PIPE Financing, net of issuance costs and warrant liabilities, shares				16,440,757
Exercises of stock options	$ 411						411
Exercises of stock options, shares	161,451			161,447
Reclassification to liability for early exercised stock options	$ (225)						(225)
Vesting of early exercised stock options	207						207
Repurchase of early exercised stock options, shares				(1,142)
Restricted stock granted, shares				193,208
Restricted stock forfeited, shares				(16,467)
Stock-based compensation expense	2,316						2,316
Other comprehensive loss	(119)									(119)
Net loss	(54,648)										(54,648)
Balance at the end at Dec. 31, 2021	$ 109,700			$ 4			$ 252,464			$ (119)	$ (142,649)
Balance at the end (in shares) at Dec. 31, 2021				35,034,431